UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from June 1, 2007 to June 30, 2007
                         ------------------------------

                    Commission File Number of issuing entity:
                                  333-140610-05

                           RALI SERIES 2007-QA4 TRUST
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
                        --------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                   None
     ----------------------------------------     -----------------------
         (State or other jurisdiction                 (I.R.S. Employer
     of incorporation or organization                Identification No.)
          of the issuing entity)

    c/o Residential Funding Company, LLC, as Master Servicer
            8400 Normandale Lake Boulevard
                 Minneapolis, Minnesota                   55437
     ----------------------------------------           -------------
       (Address of principal executive offices of       (Zip Code)
               issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)



 Title of Class         Registered/reported pursuant to (check one)
                                                               Name of exchange
                    Section 12(b) Section 12(g) Section 15(d)(If Section 12(b)) Mortgage Asset-Backed
Pass-Through
Certificates,
Series 2007-QA4,
in the classes
specified herein        [___]           [___]        [ X ]         ____________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_    No__

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2007-QA4 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated May 29, 2007, and related Prospectus dated April 9, 2007 (together, the "Prospectus"), of the RALI Series 2007-QA4 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

      The following  classes of Certificates  were offered under the Prospectus:
Class A-1-A, Class A-1-B, Class A-2, Class M-1, Class M-2, Class M-3 and Class M-4.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      July 2007 Monthly Statement to Certificateholders.

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of May 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of May 1, 2007, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of May 30, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.3 SB-AM Swap Confirmation, dated as of May 30, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QA4 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and Deutsche Bank Trust Company Americas, as Supplemental Trust Trustee for the benefit of RALI Series 2007-QA4 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and the Class M Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.4 SB-A1A Swap Confirmation, dated as of May 30, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QA4 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and Deutsche Bank Trust Company Americas, as Supplemental Trust Trustee for the benefit of RALI Series 2007-QA4 Supplemental Interest Trust, acting on behalf of the Class A-1-A Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.5 Certificate Swap Confirmation, including the Credit Support Annex, dated as of May 30, 2007, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trust trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2007-QA4, and Credit Suisse International (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.6 Class A-1-A Swap Confirmation, including the Credit Support Annex, dated as of May 30, 2007, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2007-QA4, and Credit Suisse International (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 99.1      July 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  July 25, 2007



                              RALI Series 2007-QA4 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS